May 01, 2018
Voya Investors Trust
VY® T. Rowe Price Equity Income Portfolio
(the “Portfolio”)
Supplement dated May 25, 2018
To the Portfolio’s Adviser Class, Institutional Class, Class R6, Service Class, and Service 2 Class shares Prospectus dated May 1, 2018
(the “Prospectus”)
Effective May 25, 2018, the Portfolio will change its primary benchmark index from the S&P 500® Index to the Russell 1000® Value Index. The S&P 500® Index will remain as the Portfolio’s secondary benchmark index. In addition, the Portfolio’s principal investment strategies will also be revised.
Effective May 25, 2018, the Portfolio’s Prospectus is revised as follows:
1.	The second paragraph of the section entitled “Principal Investment Strategies” of the Portfolio‘s Prospectus is deleted and replaced with the following:
While most of the Portfolio’s assets will be invested in U.S. common stocks, it may also invest in other securities, including convertible securities, warrants, preferred stocks, foreign securities, debt instruments, including high-yield debt securities commonly known as “junk bonds,” and futures and options in keeping with its objectives. Futures and options contracts may be bought or sold for any number of reasons, including to manage exposure to changes in securities prices, foreign currencies, and credit quality; as an efficient means of increasing or decreasing the Portfolio’s exposure to a specific part or broad segment of the U.S. market or a foreign market; in an effort to enhance income; to protect the value of portfolio securities; and to serve as a cash management tool. Investments in a company may also be made through a privately negotiated note or loan, including loan participations and assignments. The Portfolio generally seeks investments in large capitalization companies and the Portfolio’s yield, which reflects the level of dividends paid by the Portfolio, is expected to normally exceed the yield of the Russell 1000® Value Index (“Index”). In pursuing its investment objective, the sub-adviser (“Sub-Adviser”) has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Sub-Adviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, a new product introduction, or a favorable competitive development. The Portfolio may also invest in shares of affiliated and internally managed money market funds of T. Rowe Price. The Portfolio may also invest in U.S. and foreign dollar-denominated money market securities and U.S. dollar and non-U.S. dollar currencies.
2.	The sub-section entitled “Performance Information – Average Annual Total Returns” of the Portfolio‘s Prospectus is deleted and replaced with the following:
Average Annual Total Returns %
(for the periods ended December 31, 2017)
		1 Yr	5 Yrs	10 Yrs	Since Inception	Inception Date
Class ADV	%	15.89	11.97	6.39	N/A	01/15/04
Russell 1000® Value Index[2,3]	%	13.66	14.04	7.10	N/A
S&P 500® Index[2,3]	%	21.83	15.79	8.50	N/A
Class I	%	16.48	12.65	7.02	N/A	05/02/03
Russell 1000® Value Index[2,3]	%	13.66	14.04	7.10	N/A
S&P 500® Index[2,3]	%	21.83	15.79	8.50	N/A
Class S	%	16.23	12.37	6.76	N/A	01/24/89
Russell 1000® Value Index[2,3]	%	13.66	14.04	7.10	N/A
S&P 500® Index[2,3]	%	21.83	15.79	8.50	N/A
Class S2%		16.07	12.19	6.60	N/A	09/09/02
Russell 1000® Value Index[2,3]	%	13.66	14.04	7.10	N/A
S&P 500® Index[2,3]	%	21.83	15.79	8.50	N/A
1	The Portfolio has selected a new class for the Calendar Year Total Returns bar chart to display the class with the highest Total Annual Portfolio Operating Expenses after Waivers and Reimbursements and with 10 years or more of calendar year total returns.
2	Effective May 25, 2018, the Portfolio changed its benchmark from the S&P 500® Index to the Russell 1000® Value Index because the Russell 1000® Value Index is considered by the Sub-Adviser to be a more appropriate benchmark that better aligns with the Portfolio’s value-focused investment style.
3	The index returns do not reflect deductions for fees, expenses, or taxes.